United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2012

Date of Reporting Period: Quarter ended 04/30/2012

Item 1. Schedule of Investments

Federated MDT All Cap Core Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 98.0%
		Airline - Regional – 0.9%
28,534	[1]	Alaska Air Group, Inc.	964,449
		Apparel – 0.2%
2,500	[1]	Warnaco Group, Inc.	132,400
3,300	[1]	Zumiez, Inc.	120,978
		TOTAL	253,378
		AT&T Divestiture – 5.2%
98,100		AT&T, Inc.	3,228,471
54,100		Verizon Communications, Inc.	2,184,558
		TOTAL	5,413,029
		Auto Manufacturing – 1.9%
26,800		Ford Motor Co.	302,304
62,000	[1]	General Motors Co.	1,426,000
6,600	[1]	TRW Automotive Holdings Corp.	301,686
		TOTAL	2,029,990
		Auto Original Equipment Manufacturers – 0.2%
2,000	[1]	BorgWarner, Inc.	158,080
2,200	[1]	Tenneco Automotive, Inc.	67,826
		TOTAL	225,906
		Auto Part Replacement – 0.5%
8,600		Genuine Parts Co.	557,108
		Biotechnology – 1.8%
26,100	[1]	Celgene Corp.	1,903,212
		Broadcasting – 2.5%
52,889	[1]	DIRECTV Group, Inc., Class A	2,605,841
		Building Supply Stores – 3.2%
45,100		Home Depot, Inc.	2,335,729
31,600		Lowe's Cos., Inc.	994,452
		TOTAL	3,330,181
		Cable & Wireless Television – 2.0%
25,700		Time Warner Cable, Inc.	2,067,565
		Cable TV – 0.2%
3,700	[1]	Charter Communications, Inc.	223,739
		Carpets – 0.3%
3,900	[1]	Mohawk Industries, Inc.	261,378
		Clothing Stores – 0.6%
1,700	[1]	Children's Place Retail Stores, Inc.	78,166
15,000		Gap (The), Inc.	427,500
3,000	[1]	Hanesbrands, Inc.	84,660
		TOTAL	590,326
		Commodity Chemicals – 1.2%
11,000		PPG Industries, Inc.	1,157,640
3,000		RPM International, Inc.	79,710
		TOTAL	1,237,350
		Computer Peripherals – 0.1%
3,700		Lexmark International Group, Class A	111,370
1

Shares			Value
		Computer Services – 0.5%
1,300	[1]	CACI International, Inc., Class A	79,469
11,134	[1]	Synnex Corp.	424,094
		TOTAL	503,563
		Computer Stores – 1.8%
6,500		GameStop Corp.	147,940
46,849	[1]	Ingram Micro, Inc., Class A	911,681
2,100	[1]	Insight Enterprises, Inc.	42,651
13,862	[1]	Tech Data Corp.	745,637
		TOTAL	1,847,909
		Computers - Low End – 0.7%
46,400	[1]	Dell, Inc.	759,568
		Computers - Midrange – 2.3%
96,300		Hewlett-Packard Co.	2,384,388
		Construction Machinery – 3.6%
31,300		Caterpillar, Inc.	3,216,701
1,900		Joy Global, Inc.	134,463
12,700		Trinity Industries, Inc.	375,920
		TOTAL	3,727,084
		Contracting – 0.1%
2,600		Granite Construction, Inc.	72,384
		Cosmetics & Toiletries – 1.2%
14,100	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	1,243,338
		Department Stores – 3.8%
1,500		Dillards, Inc., Class A	96,840
14,900		Kohl's Corp.	746,937
16,600		Macy's, Inc.	680,932
8,400		Penney (J.C.) Co., Inc.	302,904
4,500	[1]	Sears Holdings Corp.	242,010
32,400		Target Corp.	1,877,256
		TOTAL	3,946,879
		Discount Department Stores – 4.5%
8,000	[1]	Dollar Tree, Inc.	813,280
4,200		Family Dollar Stores, Inc.	283,710
61,000		Wal-Mart Stores, Inc.	3,593,510
		TOTAL	4,690,500
		Diversified Leisure – 0.5%
4,500	[1]	Bally Technologies, Inc.	218,475
9,200	[1]	Gaylord Entertainment Co.	289,616
1,900		Royal Caribbean Cruises Ltd.	52,003
		TOTAL	560,094
		Diversified Oil – 1.0%
18,600		Murphy Oil Corp.	1,022,442
		Drug Store – 1.4%
42,000		Walgreen Co.	1,472,520
		Education & Training Services – 0.5%
11,000	[1]	Apollo Group, Inc., Class A	387,420
2,100		DeVRY, Inc.	67,515
1,500	[1]	ITT Educational Services, Inc.	99,030
		TOTAL	553,965
		Electrical - Radio & TV – 0.1%
2,800		Harman International Industries, Inc.	138,824
2

Shares			Value
		Electrical Equipment – 0.1%
1,400	[1]	WESCO International, Inc.	92,946
		Electronic Test/Measuring Equipment – 0.1%
1,800	[1]	Itron, Inc.	73,440
		Electronics Stores – 0.4%
18,500		Best Buy Co., Inc.	408,295
		Ethical Drugs – 2.7%
60,200		Eli Lilly & Co.	2,491,678
10,200	[1]	Forest Laboratories, Inc., Class A	355,266
		TOTAL	2,846,944
		Financial Services – 5.4%
8,800		Mastercard, Inc.	3,979,976
2,700		Nelnet, Inc., Class A	69,714
12,800		Visa, Inc., Class A	1,574,144
		TOTAL	5,623,834
		Food Wholesaling – 0.8%
29,700		Sysco Corp.	858,330
		Grocery Chain – 0.8%
25,700		Kroger Co.	598,039
13,700		Safeway, Inc.	278,521
		TOTAL	876,560
		Health Care Equipment & Supplies – 0.1%
2,200		Hill-Rom Holdings, Inc.	71,390
		Home Building – 0.3%
11,000		M.D.C. Holdings, Inc.	309,210
		Home Products – 0.6%
4,100	[1]	Energizer Holdings, Inc.	292,453
1,400	[1]	Jarden Corp.	58,702
5,200		Newell Rubbermaid, Inc.	94,640
3,400		Tupperware Brands Corp.	211,786
		TOTAL	657,581
		Household Appliances – 0.4%
6,100		Whirlpool Corp.	390,522
		Integrated Domestic Oil – 3.6%
37,900		ConocoPhillips	2,714,777
1,900		Hess Corp.	99,066
33,300		Marathon Oil Corp.	977,022
		TOTAL	3,790,865
		Integrated International Oil – 1.0%
9,711		Chevron Corp.	1,034,804
		Life Insurance – 1.7%
19,200		Old Republic International Corp.	191,040
11,400		Protective Life Corp.	333,564
20,100		Prudential Financial, Inc.	1,216,854
		TOTAL	1,741,458
		Long-Term Care Centers – 0.0%
1,100		National Healthcare Corp.	50,160
		Mail Order – 0.1%
2,200		HSN, Inc.	85,140
		Meat Packing – 0.6%
28,300	[1]	Smithfield Foods, Inc.	593,168
3

Shares			Value
		Metal Fabrication – 0.2%
2,800		Reliance Steel & Aluminum Co.	156,492
		Miscellaneous Components – 0.5%
14,297	[1]	Fairchild Semiconductor International, Inc., Class A	202,589
27,428	[1]	Vishay Intertechnology, Inc.	307,742
		TOTAL	510,331
		Miscellaneous Machinery – 0.3%
1,700		Nordson Corp.	91,630
3,300		SPX Corp.	253,374
		TOTAL	345,004
		Money Center Bank – 3.5%
85,400		J.P. Morgan Chase & Co.	3,670,492
		Multi-Industry Capital Goods – 0.4%
17,500		Textron, Inc.	466,200
		Multi-Industry Transportation – 2.0%
23,900		FedEx Corp.	2,108,936
		Multi-Line Insurance – 2.2%
57,700	[1]	American International Group, Inc.	1,963,531
7,400	[1]	CNO Financial Group, Inc.	53,798
9,800		Lincoln National Corp.	242,746
		TOTAL	2,260,075
		Office Equipment – 0.1%
5,600		Pitney Bowes, Inc.	95,928
		Office Supplies – 0.1%
4,500		Avery Dennison Corp.	143,910
		Offshore Driller – 0.5%
6,500	[1]	Hornbeck Offshore Services, Inc.	270,595
5,000		Oceaneering International, Inc.	258,150
		TOTAL	528,745
		Oil Refiner – 0.7%
9,400		Marathon Petroleum Corp.	391,134
9,000	[1]	Tesoro Petroleum Corp.	209,250
5,700		Valero Energy Corp.	140,790
		TOTAL	741,174
		Oil Service, Explore & Drill – 0.5%
4,400	[1]	Helix Energy Solutions Group, Inc.	89,804
8,400		Helmerich & Payne, Inc.	431,676
		TOTAL	521,480
		Oil Well Supply – 0.4%
6,200		National-Oilwell, Inc.	469,712
		Paint & Related Materials – 0.8%
6,700		Sherwin-Williams Co.	805,876
		Paper Products – 0.0%
5,700	[1]	Boise, Inc.	43,548
		Personal & Household – 0.1%
2,700		Nu Skin Enterprises, Inc., Class A	143,910
		Personnel Agency – 0.3%
4,500		Manpower, Inc.	191,700
3,400		Robert Half International, Inc.	101,320
		TOTAL	293,020
4

Shares			Value
		Printed Circuit Boards – 0.1%
6,200	[1]	Benchmark Electronics, Inc.	98,456
4,200	[1]	Sanmina-SCI Corp.	37,380
		TOTAL	135,836
		Printing – 0.1%
4,800		Donnelley (R.R.) & Sons Co.	60,048
		Property Liability Insurance – 2.3%
7,100		ProAssurance Corp.	625,439
28,200		The Travelers Cos., Inc.	1,813,824
		TOTAL	2,439,263
		Regional Banks – 4.9%
14,700		BB&T Corp.	470,988
5,700		Comerica, Inc.	182,514
7,700		Fifth Third Bancorp	109,571
17,200		Huntington Bancshares, Inc.	115,068
8,400		KeyCorp	67,536
11,100		SunTrust Banks, Inc.	269,508
117,699		Wells Fargo & Co.	3,934,711
		TOTAL	5,149,896
		Rental & Leasing Services – 0.1%
3,200		Rent-A-Center, Inc.	109,472
		Savings & Loan – 0.2%
7,100		BankUnited, Inc.	174,660
		Securities Brokerage – 0.2%
13,600		Jefferies Group, Inc.	216,648
		Semiconductor Distribution – 1.8%
32,113	[1]	Arrow Electronics, Inc.	1,350,352
14,515	[1]	Avnet, Inc.	523,701
		TOTAL	1,874,053
		Semiconductor Manufacturing – 0.2%
6,500	[1]	Omnivision Technologies, Inc.	119,730
1,500	[1]	Silicon Laboratories, Inc.	53,235
		TOTAL	172,965
		Services to Medical Professionals – 4.4%
13,800		Aetna, Inc.	607,752
3,600		Coventry Health Care, Inc.	107,964
3,800		Humana, Inc.	306,584
41,400		UnitedHealth Group, Inc.	2,324,610
19,273		Wellpoint, Inc.	1,307,095
		TOTAL	4,654,005
		Soft Drinks – 1.0%
14,400		Coca-Cola Enterprises, Inc.	433,728
13,800		Dr. Pepper Snapple Group, Inc.	560,004
		TOTAL	993,732
		Software Packaged/Custom – 1.0%
7,300		Computer Sciences Corp.	204,838
6,800	[1]	Electronic Arts, Inc.	104,584
1,600	[1]	F5 Networks, Inc.	214,288
2,700	[1]	Parametric Technology Corp.	58,266
1,900	[1]	Red Hat, Inc.	113,259
22,200	[1]	Symantec Corp.	366,744
		TOTAL	1,061,979
5

Shares			Value
		Specialty Chemicals – 0.6%
5,300		Airgas, Inc.	485,692
3,000	[1]	Rockwood Holdings, Inc.	166,020
		TOTAL	651,712
		Specialty Retailing – 6.0%
8,000		Abercrombie & Fitch Co., Class A	401,360
5,100		Advance Auto Parts, Inc.	468,180
3,600	[1]	Ascena Retail Group, Inc.	73,728
6,300	[1]	AutoNation, Inc.	217,854
2,900	[1]	Big Lots, Inc.	106,256
56,887		CVS Caremark Corp.	2,538,298
6,000		Expedia, Inc.	255,780
5,400		Foot Locker, Inc.	165,186
10,000		GNC Acquisition Holdings, Inc.	390,600
10,800		Nordstrom, Inc.	603,288
5,000		PetSmart, Inc.	291,300
3,900		Signet Jewelers Ltd.	190,203
16,300		Staples, Inc.	251,020
2,900	[1]	Vitamin Shoppe Industries, Inc.	136,503
6,100		Williams-Sonoma, Inc.	236,009
		TOTAL	6,325,565
		Stainless Steel Producer – 0.1%
1,500		Carpenter Technology Corp.	83,490
		Telecommunication Equipment & Services – 0.1%
1,200	[1]	Anixter International, Inc.	82,296
		Tools and Hardware – 0.2%
2,700		Snap-On, Inc.	168,858
		Toys & Games – 0.3%
9,500		Hasbro, Inc.	349,030
		Truck Manufacturing – 0.1%
3,500	[1]	Navistar International Corp.	118,825
		Uniforms – 0.2%
6,500		Cintas Corp.	254,605
		TOTAL COMMON STOCKS (IDENTIFIED COST $89,975,388)	102,584,698
		MUTUAL FUND – 2.0%
2,116,584	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20% (AT NET ASSET VALUE)	2,116,584
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $92,091,972)[4]	104,701,282
		OTHER ASSETS AND LIABILITIES - NET — (0.0)%[5]	(33,983)
		TOTAL NET ASSETS — 100%	$104,667,299
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At April 30, 2012, the cost of investments for federal tax purposes was $92,091,972. The net unrealized appreciation of investments for federal tax purposes was $12,609,310. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,352,031 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,742,721.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

6

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

7

Federated MDT Balanced Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 58.1%
		Airline - Regional – 0.5%
19,400	[1]	Alaska Air Group, Inc.	655,720
		Apparel – 0.7%
4,654	[1]	Ann, Inc.	128,869
2,332	[1]	Carter's, Inc.	126,628
1,556		Columbia Sportswear Co.	73,288
3,117	[1]	Express, Inc.	73,623
751	[1]	Maidenform Brands, Inc.	17,145
737		Oxford Industries, Inc.	35,369
1,306	[1]	True Religion Apparel, Inc.	35,471
5,244	[1]	Warnaco Group, Inc.	277,722
3,585	[1]	Zumiez, Inc.	131,426
		TOTAL	899,541
		AT&T Divestiture – 2.6%
61,500		AT&T, Inc.	2,023,965
34,800		Verizon Communications	1,405,224
		TOTAL	3,429,189
		Auto Dealership – 0.0%
868		Group 1 Automotive, Inc.	50,240
		Auto Manufacturing – 1.1%
19,700		Ford Motor Co.	222,216
45,800	[1]	General Motors Co.	1,053,400
4,800	[1]	TRW Automotive Holdings Corp.	219,408
		TOTAL	1,495,024
		Auto Original Equipment Manufacturers – 0.2%
6,062		Dana Holding Corp.	88,626
2,049	[1]	Meritor, Inc.	13,339
5,594	[1]	Tenneco Automotive, Inc.	172,463
		TOTAL	274,428
		Auto Part Replacement – 0.3%
5,900		Genuine Parts Co.	382,202
		Auto Rentals – 0.1%
1,565	[1]	Avis Budget Group, Inc.	20,596
2,112	[1]	Dollar Thrifty Automotive Group	170,776
		TOTAL	191,372
		Biotechnology – 1.2%
19,800	[1]	Celgene Corp.	1,443,816
1,666	[1]	Medicines Co.	36,802
135		Medivation, Inc.	10,919
1,952	[1]	Questcor Pharmaceuticals, Inc.	87,645
		TOTAL	1,579,182
		Broadcasting – 2.0%
11,300		American Tower Corp.	741,054
38,700	[1]	DIRECTV-Class A	1,906,749
		TOTAL	2,647,803

Principal Amount or Shares			Value
		Building Materials – 0.1%
1,574		Watsco, Inc.	113,249
		Building Supply Stores – 0.8%
8,500		Home Depot, Inc.	440,215
18,100		Lowe's Cos., Inc.	569,607
		TOTAL	1,009,822
		Cable & Wireless Television – 1.0%
16,400		Time Warner Cable, Inc.	1,319,380
		Carpets – 0.1%
1,066		Interface, Inc.	15,095
2,700	[1]	Mohawk Industries, Inc.	180,954
		TOTAL	196,049
		Cement – 0.0%
725		Eagle Materials, Inc.	25,535
		Clothing Stores – 0.5%
3,934	[1]	Aeropostale, Inc.	87,256
787		Buckle, Inc.	36,344
893		Cato Corp., Class A	24,852
1,200	[1]	Children's Place Retail Stores, Inc.	55,176
11,100		Gap (The), Inc.	316,350
1,900	[1]	Hanesbrands, Inc.	53,618
1,635	[1]	Jos A. Bank Clothiers, Inc.	77,744
993	[1]	Rue21, Inc.	30,138
		TOTAL	681,478
		Cogeneration – 0.0%
4,419	[1]	GT Advanced Technologies, Inc.	28,768
		Commodity Chemicals – 0.7%
546		Innospec, Inc.	16,505
121		Newmarket Corp.	27,010
7,600		PPG Industries, Inc.	799,824
2,100		RPM International, Inc.	55,797
		TOTAL	899,136
		Computer Networking – 0.0%
1,161	[1]	NetScout Systems, Inc.	24,021
		Computer Peripherals – 0.1%
2,800		Lexmark International Group, Class A	84,280
1,261	[1]	Silicon Graphics International Corp.	11,904
		TOTAL	96,184
		Computer Services – 0.2%
1,223	[1]	CACI International, Inc., Class A	74,762
1,459		Fair Isaac & Co., Inc.	62,591
1,319	[1]	Manhattan Associates, Inc.	66,148
1,800	[1]	Unisys Corp.	33,588
		TOTAL	237,089
		Computer Stores – 0.6%
4,200		GameStop Corp.	95,592
1,900	[1]	Insight Enterprises, Inc.	38,589
11,300	[1]	Tech Data Corp.	607,827
		TOTAL	742,008

Principal Amount or Shares			Value
		Computers - Low End – 0.4%
31,800	[1]	Dell, Inc.	520,566
		Computers - Midrange – 1.3%
68,300		Hewlett-Packard Co.	1,691,108
		Construction Machinery – 1.8%
20,200		Caterpillar, Inc.	2,075,954
1,800		Joy Global, Inc.	127,386
367		NACCO Industries, Inc., Class A	41,643
4,800		Trinity Industries, Inc.	142,080
		TOTAL	2,387,063
		Consumer Goods – 0.1%
1,848		Pool Corp.	68,210
		Contracting – 0.0%
1,800		Granite Construction, Inc.	50,112
		Cosmetics & Toiletries – 0.9%
1,011	[1]	Elizabeth Arden, Inc.	39,409
2,129	[1]	Revlon, Inc., Class A	36,363
5,356	[1]	Sally Beauty Holdings, Inc.	142,470
10,552	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	930,475
		TOTAL	1,148,717
		Crude Oil & Gas Production – 0.2%
535		Berry Petroleum Co., Class A	24,369
1,804	[1]	Energy XXI Ltd.	67,975
2,780	[1]	Stone Energy Corp.	77,979
2,416		W&T Offshore, Inc.	47,764
		TOTAL	218,087
		Defense Aerospace – 0.1%
1,110	[1]	Hexcel Corp.	30,392
861		Kaman Corp., Class A	29,601
1,120	[1]	Orbital Sciences Corp.	14,067
		TOTAL	74,060
		Department Stores – 1.9%
10,400		Kohl's Corp.	521,352
11,000		Macy's, Inc.	451,220
6,500		Penney (J.C.) Co., Inc.	234,390
3,013	[1]	Saks, Inc.	33,022
2,900	[1]	Sears Holdings Corp.	155,962
19,500		Target Corp.	1,129,830
		TOTAL	2,525,776
		Discount Department Stores – 2.2%
5,600	[1]	Dollar Tree, Inc.	569,296
1,700		Family Dollar Stores, Inc.	114,835
38,800		Wal-Mart Stores, Inc.	2,285,708
		TOTAL	2,969,839
		Diversified Leisure – 0.4%
3,300	[1]	Bally Technologies, Inc.	160,215
2,382	[1]	Coinstar, Inc.	149,566
4,800	[1]	Gaylord Entertainment Co.	151,104
1,800		Royal Caribbean Cruises, Ltd.	49,266
		TOTAL	510,151

Principal Amount or Shares			Value
		Diversified Oil – 0.5%
11,700		Murphy Oil Corp.	643,149
		Drug Store – 0.8%
29,100		Walgreen Co.	1,020,246
		Education & Training Services – 0.4%
8,100	[1]	Apollo Group, Inc., Class A	285,282
1,562	[1]	Bridgepoint Education, Inc.	33,677
765	[1]	Capella Education Co.	25,023
1,500		DeVry, Inc.	48,225
1,098	[1]	Grand Canyon Education, Inc.	19,094
1,200	[1]	ITT Educational Services, Inc.	79,224
879		Strayer Education, Inc.	86,740
		TOTAL	577,265
		Electric & Electronic Original Equipment Manufacturers – 0.0%
522	[1]	Generac Holdings, Inc.	12,570
		Electrical - Radio & TV – 0.1%
1,900		Harman International Industries, Inc.	94,202
		Electrical Equipment – 0.1%
2,091		Belden, Inc.	72,725
697	[1]	Rofin-Sinar Technologies, Inc.	17,564
1,400	[1]	WESCO International, Inc.	92,946
		TOTAL	183,235
		Electronic Instruments – 0.0%
1,058	[1]	IRobot Corp.	24,979
411	[1]	OSI Systems, Inc.	27,480
		TOTAL	52,459
		Electronic Test/Measuring Equipment – 0.1%
1,400	[1]	Itron, Inc.	57,120
680		MTS Systems Corp.	32,620
		TOTAL	89,740
		Electronics Stores – 0.2%
12,700		Best Buy Co., Inc.	280,289
		Ethical Drugs – 1.5%
7,100	[1]	Forest Laboratories, Inc., Class A	247,293
43,800		Lilly (Eli) & Co.	1,812,882
		TOTAL	2,060,175
		Financial Services – 2.6%
1,792		Deluxe Corp.	42,668
765	[1]	Encore Capital Group, Inc.	18,130
5,500		Mastercard, Inc., Class A	2,487,485
1,900		Nelnet, Inc., Class A	49,058
7,700		Visa, Inc., Class A	946,946
		TOTAL	3,544,287
		Food Wholesaling – 0.5%
21,700		Sysco Corp.	627,130
		Furniture – 0.0%
1,385	[1]	Select Comfort Corp.	39,999
		Generic Drugs – 0.1%
778	[1]	Impax Laboratories, Inc.	19,162

Principal Amount or Shares			Value
4,063		Medicis Pharmaceutical Corp., Class A	156,304
		TOTAL	175,466
		Grocery Chain – 0.7%
1,909		Casey's General Stores, Inc.	107,572
2,476		Harris Teeter Supermarkets, Inc.	94,014
20,000		Kroger Co.	465,400
10,600		Safeway, Inc.	215,498
		TOTAL	882,484
		Health Care Equipment & Supplies – 0.0%
1,500		Hill-Rom Holdings, Inc.	48,675
		Home Building – 0.1%
6,500		M.D.C. Holdings, Inc.	182,715
		Home Health Care – 0.0%
1,088	[1]	Wellcare Health Plans, Inc.	66,564
		Home Products – 0.5%
3,100	[1]	Energizer Holdings, Inc.	221,123
3,800		Newell Rubbermaid, Inc.	69,160
1,507	[1]	Spectrum Brands Holdings, Inc.	52,007
4,742		Tupperware Brands Corp.	295,379
		TOTAL	637,669
		Hotels and Motels – 0.0%
854		Ameristar Casinos, Inc.	15,355
729		Six Flags Entertainment Corp.	34,926
		TOTAL	50,281
		Household Appliances – 0.2%
230	[1]	Middleby Corp.	23,338
4,300		Whirlpool Corp.	275,286
		TOTAL	298,624
		Industrial Machinery – 0.0%
1,181		Actuant Corp.	32,206
677		Tennant Co.	29,991
		TOTAL	62,197
		Integrated Domestic Oil – 1.5%
19,900		ConocoPhillips	1,425,437
18,000		Marathon Oil Corp.	528,120
		TOTAL	1,953,557
		Integrated International Oil – 0.5%
6,700		Chevron Corp.	713,952
		Internet Services – 0.1%
2,501	[1]	Ancestry.com, Inc.	66,777
929	[1]	Travelzoo, Inc.	24,117
		TOTAL	90,894
		Life Insurance – 0.9%
13,500		Old Republic International Corp.	134,325
7,700		Protective Life Corp.	225,302
15,000		Prudential Financial	908,100
		TOTAL	1,267,727
		Long-Term Care Center – 0.0%
1,200		National Healthcare Corp.	54,720

Principal Amount or Shares			Value
		Machined Parts Original Equipment Manufacturers – 0.1%
1,981		Applied Industrial Technologies, Inc.	77,853
		Mail Order – 0.1%
4,167		HSN, Inc.	161,263
432	[1]	Liquidity Services, Inc.	23,038
		TOTAL	184,301
		Maritime – 0.1%
1,905		Golar LNG Ltd.	70,447
		Meat Packing – 0.4%
24,600	[1]	Smithfield Foods, Inc.	515,616
		Medical Supplies – 0.2%
1,009	[1]	Align Technology, Inc.	31,995
432	[1]	Orthofix International NV	17,807
3,443		Owens & Minor, Inc.	100,673
2,728		Steris Corp.	85,687
		TOTAL	236,162
		Medical Technology – 0.1%
944	[1]	Arthrocare Corporation	23,562
1,255	[1]	Integra Lifesciences Corp.	46,724
1,300	[1]	MedAssets, Inc.	16,393
		TOTAL	86,679
		Metal Fabrication – 0.2%
1,490		Barnes Group, Inc.	39,336
2,000		Reliance Steel & Aluminum Co.	111,780
4,523		Worthington Industries, Inc.	80,690
		TOTAL	231,806
		Miscellaneous Communication – 0.0%
2,240	[1]	Leap Wireless International, Inc.	12,566
		Miscellaneous Components – 0.3%
11,200	[1]	Fairchild Semiconductor International, Inc., Class A	158,704
1,536	[1]	TriMas Corp.	33,807
22,000	[1]	Vishay Intertechnology, Inc.	246,840
		TOTAL	439,351
		Miscellaneous Machinery – 0.1%
1,000		Nordson Corp.	53,900
1,600		SPX Corp.	122,848
		TOTAL	176,748
		Miscellaneous Metals – 0.0%
913		AMCOL International Corp.	30,092
858		Matthews International Corp., Class A	25,740
		TOTAL	55,832
		Money Center Bank – 1.8%
55,300		JPMorgan Chase & Co.	2,376,794
		Motion Pictures – 0.0%
1,470		Cinemark Holdings, Inc.	33,751
		Multi-Industry Capital Goods – 0.3%
2,630		Acuity Brands, Inc. Holding Company	146,149
10,500		Textron, Inc.	279,720
		TOTAL	425,869

Principal Amount or Shares			Value
		Multi-Industry Transportation – 0.7%
2,146		Brinks Co. (The)	54,508
9,300		FedEx Corp.	820,632
		TOTAL	875,140
		Multi-Line Insurance – 1.0%
36,400	[1]	American International Group, Inc.	1,238,692
3,400	[1]	CNO Financial Group, Inc.	24,718
4,000		Lincoln National Corp.	99,080
		TOTAL	1,362,490
		Office Equipment – 0.0%
3,800		Pitney Bowes, Inc.	65,094
		Office Furniture – 0.1%
1,527		HNI Corp.	36,831
3,007		Knoll, Inc.	44,473
1,724		Miller Herman, Inc.	33,670
		TOTAL	114,974
		Office Supplies – 0.1%
2,800		Avery Dennison Corp.	89,544
1,662		United Stationers, Inc.	47,134
		TOTAL	136,678
		Offshore Driller – 0.2%
4,500	[1]	Hornbeck Offshore Services, Inc.	187,335
2,800		Oceaneering International, Inc.	144,564
		TOTAL	331,899
		Oil Refiner – 0.3%
4,700		Marathon Petroleum Corp.	195,567
3,700	[1]	Tesoro Petroleum Corp.	86,025
4,300		Valero Energy Corp.	106,210
4,147		Western Refining, Inc.	79,000
		TOTAL	466,802
		Oil Service, Explore & Drill – 0.3%
2,201	[1]	C&J Energy Services, Inc.	41,489
2,700	[1]	Helix Energy Solutions Group, Inc.	55,107
6,400		Helmerich & Payne, Inc.	328,896
		TOTAL	425,492
		Oil Well Supply – 0.3%
4,700		National-Oilwell, Inc.	356,072
		Other Communications Equipment – 0.0%
713	[1]	Netgear, Inc.	27,451
		Packaged Food – 0.1%
2,506	[1]	United Natural Foods, Inc.	123,521
		Paint & Related Material – 0.4%
4,900		Sherwin-Williams Co.	589,372
		Paper Product – 0.0%
5,800	[1]	Boise, Inc.	44,312
		Personal & Household – 0.2%
4,908		Nu Skin Enterprises, Inc.	261,596
		Personal Loan – 0.0%
2,229	[1]	Ezcorp, Inc., Class A	59,715

Principal Amount or Shares			Value
		Personnel Agency – 0.2%
3,500		Manpower, Inc.	149,100
1,300		Robert Half International, Inc.	38,740
892	[1]	TrueBlue, Inc.	15,396
		TOTAL	203,236
		Plastic – 0.0%
2,409		Polyone Corp.	33,389
		Printed Circuit Boards – 0.1%
3,000	[1]	Benchmark Electronics, Inc.	47,640
7,000	[1]	Sanmina-SCI Corporation	62,300
		TOTAL	109,940
		Printing – 0.1%
472	[1]	Consolidated Graphics, Inc.	18,875
3,500		Donnelley (R.R.) & Sons Co.	43,785
2,391	[1]	Valassis Communications, Inc.	47,820
		TOTAL	110,480
		Professional Services – 0.0%
1,205		Hillenbrand, Inc.	25,233
579		Insperity, Inc.	15,789
		TOTAL	41,022
		Property Liability Insurance – 1.1%
4,200		ProAssurance Corp.	369,978
17,400		The Travelers Cos, Inc.	1,119,168
		TOTAL	1,489,146
		Real Estate Investment Trusts – 3.2%
6,000		American Campus Communities, Inc.	266,700
2,000		Boston Properties, Inc.	216,500
1,800		Digital Realty Trust, Inc.	135,162
3,500		Equity Residential Properties Trust	215,040
26,000		Hatteras Financial Corp.	757,380
11,000		LaSalle Hotel Properties	323,510
14,000		Pebblebrook Hotel Trust	337,120
4,000		Plum Creek Timber Co., Inc.	168,160
5,000		Post Properties, Inc.	243,500
4,000		ProLogis, Inc.	143,120
1,300		Public Storage	186,238
1,591		Simon Property Group, Inc.	247,560
25,000	[1]	Strategic Hotels & Resorts, Inc.	170,250
45,000	[1]	Sunstone Hotel Investors, Inc.	459,000
16,000		UDR, Inc.	421,280
		TOTAL	4,290,520
		Recreational Good – 0.0%
799		Sturm Ruger & Co., Inc.	45,599
		Recreational Vehicle – 0.1%
3,526		Brunswick Corp.	92,699
		Regional Banks – 2.5%
10,400		BB&T Corp.	333,216
5,200		Comerica, Inc.	166,504
5,100		Fifth Third Bancorp	72,573
13,300		Huntington Bancshares, Inc.	88,977

Principal Amount or Shares			Value
21,000		KeyCorp	168,840
6,400		SunTrust Banks, Inc.	155,392
71,800		Wells Fargo & Co.	2,400,274
		TOTAL	3,385,776
		Rental & Leasing Service – 0.1%
2,300		Rent-A-Center, Inc.	78,683
		Restaurants – 0.1%
741		CEC Entertainment, Inc.	28,321
1,223		Cracker Barrel Old Country Store, Inc.	70,347
1,025	[1]	DineEquity, Inc.	49,794
572	[1]	Red Robin Gourmet Burgers	20,398
		TOTAL	168,860
		Roofing & Wallboard – 0.0%
1,245	[1]	Beacon Roofing Supply, Inc.	33,229
1,289	[1]	U.S.G. Corp.	23,267
		TOTAL	56,496
		Rubber – 0.0%
1,940		Cooper Tire & Rubber Co.	29,003
		Savings & Loan – 0.1%
4,200		BankUnited, Inc.	103,320
		Securities Brokerage – 0.1%
8,300		Jefferies Group, Inc.	132,219
		Semiconductor Distribution – 0.7%
23,300	[1]	Arrow Electronics, Inc.	979,765
		Semiconductor Manufacturing – 0.2%
1,448	[1]	Cirrus Logic, Inc.	39,646
5,355	[1]	Omnivision Technologies, Inc.	98,639
1,900	[1]	Silicon Laboratories, Inc.	67,431
		TOTAL	205,716
		Semiconductor Manufacturing Equipment – 0.1%
2,185		Brooks Automation, Inc.	25,696
1,492	[1]	Mentor Graphics Corp.	21,559
2,669	[1]	Veeco Instruments, Inc.	80,577
		TOTAL	127,832
		Services to Medical Professionals – 2.3%
6,700		Aetna, Inc.	295,068
2,412	[1]	Centene Corp.	95,491
1,600		Coventry Health Care, Inc.	47,984
1,000		Humana, Inc.	80,680
2,557	[1]	Molina Healthcare, Inc.	65,587
2,473	[1]	PSS World Medical, Inc.	59,179
1,534	[1]	Team Health Holdings, Inc.	33,042
27,100		UnitedHealth Group, Inc.	1,521,665
13,200		Wellpoint, Inc.	895,224
		TOTAL	3,093,920
		Shoes – 0.2%
5,310	[1]	CROCs, Inc.	107,262
2,650		Wolverine World Wide, Inc.	111,168
		TOTAL	218,430

Principal Amount or Shares			Value
		Soft Drinks – 0.5%
10,400		Coca-Cola Enterprises, Inc.	313,248
9,700		Dr. Pepper Snapple Group, Inc.	393,626
		TOTAL	706,874
		Software Packaged/Custom – 0.6%
5,400		Computer Sciences Corp.	151,524
4,500	[1]	Electronic Arts, Inc.	69,210
670	[1]	MicroStrategy, Inc., Class A	93,652
5,291	[1]	Parametric Technology Corp.	114,180
2,377	[1]	Progress Software Corp.	55,004
16,000	[1]	Symantec Corp.	264,320
972	[1]	Verint Systems, Inc.	29,393
2,473	[1]	Websense, Inc.	51,290
		TOTAL	828,573
		Specialty Chemicals – 0.7%
4,200		Airgas, Inc.	384,888
536		Chemed Corp.	32,342
2,253	[1]	Chemtura Corp.	38,346
1,370	[1]	Kraton Performance Polymers, Inc.	35,620
1,784	[1]	LSB Industries, Inc.	60,513
217		Quaker Chemical Corp.	9,418
5,514	[1]	Rockwood Holdings, Inc.	305,145
323	[1]	TPC Group, Inc.	13,560
		TOTAL	879,832
		Specialty Retailing – 3.4%
5,200		Abercrombie & Fitch Co., Class A	260,884
3,500		Advance Auto Parts, Inc.	321,300
10,712	[1]	Ascena Retail Group, Inc.	219,382
4,700	[1]	AutoNation, Inc.	162,526
2,400	[1]	Big Lots, Inc.	87,936
35,000		CVS Corp.	1,561,700
183	[1]	Dorman Products, Inc.	8,744
2,850		Expedia, Inc.	121,496
3,700		Foot Locker, Inc.	113,183
8,716		GNC Acquisition Holdings, Inc.	340,447
615	[1]	Hibbett Sports, Inc.	36,728
1,066	[1]	Lumber Liquidators Holdings, Inc.	30,839
6,900		Nordstrom, Inc.	385,434
3,175		Penske Automotive Group, Inc.	83,947
3,000		PetSmart, Inc.	174,780
2,800		Signet Jewelers Ltd.	136,556
13,300		Staples, Inc.	204,820
328		Tractor Supply Co.	32,278
1,600	[1]	Vitamin Shoppe Industries, Inc.	75,312
4,200		Williams-Sonoma, Inc.	162,498
		TOTAL	4,520,790
		Stainless Steel Producer – 0.0%
1,100		Carpenter Technology Corp.	61,226
		Surveillance-Detection – 0.0%
928		Mine Safety Appliances Co.	39,403

Principal Amount or Shares			Value
		Telecommunication Equipment & Service – 0.2%
3,063	[1]	Anixter International, Inc.	210,060
		Tools and Hardware – 0.1%
1,800		Snap-On, Inc.	112,572
		Toys & Games – 0.2%
6,900		Hasbro, Inc.	253,506
		Truck Manufacturing – 0.1%
2,600	[1]	Navistar International Corp.	88,270
		Trucking – 0.0%
1,034	[1]	Old Dominion Freight Lines, Inc.	45,982
		Uniforms – 0.2%
5,200		Cintas Corp.	203,684
		TOTAL COMMON STOCKS (IDENTIFIED COST $69,731,056)	77,962,586
		Asset-Backed Securities – 0.3%
$29,591		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.510%, 8/25/2032	27,486
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.456%, 2/12/2051	102,197
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 3/12/2051	272,270
12,113	[2,3]	SMART Series 2011-1US Trust A2B, 0.990%, 4/14/2013	12,114
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $392,531)	414,067
		Collateralized Mortgage Obligations – 0.8%
1,811		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 7.098%, 3/25/2031	1,855
75,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	77,345
450,000	[2,3]	DBUBS Mortgage Trust 2011-LC2A B, 4.998%, 7/10/2044	468,758
6,171		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	6,879
12,028		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	13,768
3,183		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	3,268
26,630		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	29,909
28,279		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	33,547
2,483		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	2,672
6,362		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	6,714
20,613		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	23,190
50,000	[2,3]	Morgan Stanley Capital I 2011-C1 B, 5.421%, 9/15/2047	53,511
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	101,280
105,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	109,674
100,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3 B, 5.824%, 11/15/2044	111,908
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	25,374
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,020,794)	1,069,652
		Corporate Bonds – 13.5%
		Basic Industry - Chemicals – 0.4%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	110,565
70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	92,698
2,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	2,065
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	37,315
20,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 02/01/2022	20,857
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	20,480
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	38,030
70,000		RPM International, Inc., 6.500%, 02/15/2018	80,935
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	22,692

Principal Amount or Shares			Value
$75,000		Rohm & Haas Co., 6.000%, 09/15/2017	88,058
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	31,713
		TOTAL	545,408
		Basic Industry - Metals & Mining – 0.5%
50,000		Alcan, Inc., 5.000%, 06/01/2015	55,782
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	94,288
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	101,400
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	14,926
10,000		ArcelorMittal, 6.125%, 06/01/2018	10,510
75,000		ArcelorMittal, Sr. Unsecd. Note, 4.500%, 02/25/2017	75,402
50,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 06/01/2013	51,811
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	41,409
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	54,261
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	105,449
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	22,091
60,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	66,230
		TOTAL	693,559
		Basic Industry - Paper – 0.1%
20,000		International Paper Co., Bond, 7.300%, 11/15/2039	24,885
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	20,687
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	54,688
		TOTAL	100,260
		Capital Goods - Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc, Series 144A, 5.200%, 8/15/2015	54,534
40,000		Goodrich Corp., Sr. Unsecd. Note, 3.600%, 02/01/2021	42,551
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	22,567
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,344
		TOTAL	129,996
		Capital Goods - Building Materials – 0.1%
20,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 03/15/2022	20,375
40,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	46,688
		TOTAL	67,063
		Capital Goods - Construction Machinery – 0.0%
40,000	[2,3]	AGCO Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/01/2021	42,650
		Capital Goods - Diversified Manufacturing – 0.5%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	15,690
60,000		Dover Corp., Note, 5.450%, 03/15/2018	71,679
30,000		Emerson Electric Co., 4.875%, 10/15/2019	35,084
160,000		Harsco Corp., 5.750%, 05/15/2018	180,262
80,000		Hubbell, Inc., 5.950%, 06/01/2018	96,409
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	73,678
50,000		Pentair, Inc., Company Guarantee, 5.000%, 05/15/2021	52,851
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	95,825
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	30,600
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	17,264
45,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	48,272
		TOTAL	717,614
		Capital Goods - Environmental – 0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	100,066

Principal Amount or Shares			Value
$25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,746
		TOTAL	131,812
		Capital Goods - Packaging – 0.0%
10,000	[2,3]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.450%, 03/01/2019	10,152
30,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/01/2040	33,219
		TOTAL	43,371
		Communications - Media & Cable – 0.1%
20,000		Cox Communications, Inc., 7.125%, 10/01/2012	20,541
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	83,309
50,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 03/01/2041	56,318
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	39,018
		TOTAL	199,186
		Communications - Media Noncable – 0.2%
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	28,590
50,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 03/15/2022	50,046
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	26,739
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	92,939
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,129
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	106,170
		TOTAL	324,613
		Communications - Telecom Wireless – 0.3%
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	111,612
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	110,875
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/15/2017	32,771
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	117,326
		TOTAL	372,584
		Communications - Telecom Wirelines – 0.2%
110,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.650%, 03/15/2042	104,535
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	45,468
30,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 02/16/2021	28,371
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	74,268
		TOTAL	252,642
		Consumer Cyclical - Automotive – 0.4%
100,000	[2,3]	American Honda Finance Corp., Series 144A, 4.625%, 04/02/2013	103,736
70,000	[2,3]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.950%, 03/28/2014	70,859
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	81,286
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	14,812
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	21,003
25,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.000%, 03/30/2020	28,687
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.500%, 1/30/2015	85,451
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	19,997
100,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 03/22/2017	101,014
		TOTAL	526,845
		Consumer Cyclical - Entertainment – 0.4%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	215,517
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 4/30/2020	103,923
60,000		Time Warner, Inc., Company Guarantee, 6.200%, 03/15/2040	69,586
40,000		Time Warner, Inc., Company Guarantee, 6.250%, 03/29/2041	46,658
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	25,855

Principal Amount or Shares			Value
$10,000		Viacom, Inc., Sr. Unsecd. Note, 3.500%, 04/01/2017	10,796
		TOTAL	472,335
		Consumer Cyclical - Lodging – 0.2%
50,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	54,305
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	49,886
180,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.250%, 03/01/2022	181,351
		TOTAL	285,542
		Consumer Cyclical - Retailers – 0.2%
15,000		Advance Auto Parts, Inc., Company Guarantee, 4.500%, 01/15/2022	15,829
70,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.750%, 07/15/2013	73,194
30,000		Home Depot, Inc., Sr. Unsecd. Note, 5.950%, 04/01/2041	37,498
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,865
20,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 04/15/2041	24,435
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 04/15/2038	52,483
		TOTAL	214,304
		Consumer Cyclical - Services – 0.0%
10,000		eBay, Inc., Sr. Unsecd. Note, 3.250%, 10/15/2020	10,389
15,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	15,782
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	11,779
		TOTAL	37,950
		Consumer Non-Cyclical - Food/Beverage – 0.8%
100,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.450%, 4/01/2014	111,332
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	116,549
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	66,762
30,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.350%, 12/21/2012	30,366
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	107,160
135,000		Kellogg Co., 4.250%, 03/06/2013	139,337
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	41,116
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	79,656
110,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	110,561
90,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	108,293
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	77,562
20,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	20,760
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	24,027
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	51,499
30,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.800%, 09/01/2016	30,883
		TOTAL	1,115,863
		Consumer Non-Cyclical - Health Care – 0.3%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	53,302
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	53,838
75,000		Boston Scientific Corp., 6.000%, 01/15/2020	87,729
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	25,077
40,000		Life Technologies Corp., Sr. Note, 3.375%, 03/01/2013	40,744
90,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	107,324
50,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.150%, 12/28/2012	50,550
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	11,840
		TOTAL	430,404
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
40,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	42,125

Principal Amount or Shares			Value
$10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,277
40,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 04/01/2021	43,828
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	37,865
		TOTAL	134,095
		Consumer Non-Cyclical - Products – 0.1%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,651
20,000		Hasbro, Inc., Sr. Unsecd. Note, 6.350%, 03/15/2040	22,331
80,000		Whirlpool Corp., Series MTN, 5.500%, 3/01/2013	82,937
		TOTAL	115,919
		Consumer Non-Cyclical - Supermarket – 0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	50,715
		Consumer Non-Cyclical - Tobacco – 0.1%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	95,704
10,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	11,097
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	35,984
		TOTAL	142,785
		Energy - Independent – 0.4%
100,000		Apache Corp., Sr. Unsecd. Note, 5.100%, 09/01/2040	111,115
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	55,096
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	35,923
50,000	[2,3]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.500%, 6/02/2041	57,892
15,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.000%, 03/05/2020	17,237
10,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.750%, 02/01/2021	10,163
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	108,818
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	90,706
		TOTAL	486,950
		Energy - Integrated – 0.4%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	32,577
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	21,175
40,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 03/11/2021	45,599
100,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	108,509
75,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	77,630
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	120,110
30,000		Petrobras International Finance Co., Company Guarantee, 6.750%, 01/27/2041	35,842
20,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 02/06/2015	20,434
20,000	[2,3]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.950%, 3/05/2015	20,202
20,000	[2,3]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.300%, 4/01/2022	20,856
		TOTAL	502,934
		Energy - Oil Field Services – 0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	16,357
15,000		Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	19,576
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	21,296
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	16,379
10,000	[2,3]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.950%, 9/14/2016	10,214
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	91,823
		TOTAL	175,645
		Energy - Refining – 0.1%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/01/2041	11,012
115,000		Valero Energy Corp., 7.500%, 04/15/2032	134,479

Principal Amount or Shares			Value
$10,000		Valero Energy Corp., 9.375%, 03/15/2019	13,268
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	37,249
		TOTAL	196,008
		Financial Institution - Banking – 1.9%
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	86,314
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	51,772
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	42,658
60,000		Bank of America Corp., Note, 4.500%, 04/01/2015	62,074
20,000		Bank of America Corp., Sr. Unsecd. Note, 5.000%, 05/13/2021	19,996
20,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 01/05/2021	20,999
125,000	[2,3]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	114,353
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	55,546
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	20,899
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	104,882
20,000		Citigroup, Inc., Sr. Unsecd. Note, 6.000%, 12/13/2013	21,101
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	180,987
25,000		City National Corp., Note, 5.250%, 09/15/2020	26,243
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	41,464
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.250%, 01/11/2016	41,188
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	21,232
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	25,379
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	78,629
50,000		Goldman Sachs Group, Inc., Series MTN, 6.000%, 5/01/2014	53,237
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	73,951
65,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	68,281
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	32,736
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	55,144
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 02/13/2015	151,859
10,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	11,658
200,000		JP Morgan Chase & Co., Sr. Unsecd. Note, 4.500%, 01/24/2022	213,498
90,000		M & T Bank Corp., 5.375%, 05/24/2012	90,227
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	64,936
35,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.950%, 12/28/2017	36,152
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.000%, 04/28/2015	73,328
110,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/01/2018	115,383
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	20,137
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,261
100,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	112,959
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	95,891
20,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2016	20,757
25,000		Suntrust Capital VIII, Jr. Sub. Note, 6.100%, 12/15/2036	24,941
30,000		Wachovia Corp., 5.750%, 02/01/2018	35,041
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	76,884
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	121,411
		TOTAL	2,596,388
		Financial Institution - Brokerage – 0.6%
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	21,684
20,000	[2,3]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	20,422
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	48,743

Principal Amount or Shares			Value
$120,000		Eaton Vance Corp., 6.500%, 10/02/2017	138,056
150,000	[2,3]	FMR LLC, Bond, Series 144A, 7.570%, 6/15/2029	182,671
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	86,497
25,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 04/15/2021	25,000
60,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	66,600
55,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	67,122
30,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	30,990
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	53,468
		TOTAL	741,253
		Financial Institution - Finance Noncaptive – 0.5%
120,000		Capital One Capital IV, 6.745%, 02/17/2037	120,600
25,000		Capital One Capital V, 10.250%, 08/15/2039	26,188
10,000		Capital One Capital VI, 8.875%, 05/15/2040	10,266
170,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.900%, 01/09/2017	176,387
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	92,000
200,000	[2,3]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, Series 144A, 5.030%, 12/21/2065	141,028
60,000		International Lease Finance, Sr. Unsecd. Note, 4.875%, 4/01/2015	60,075
		TOTAL	626,544
		Financial Institution - Insurance - Health – 0.1%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	61,100
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	59,632
		TOTAL	120,732
		Financial Institution - Insurance - Life – 0.6%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	109,544
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	11,997
35,000		Aflac, Inc., Sr. Unsecd. Note, 8.500%, 05/15/2019	46,112
25,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 04/15/2022	25,291
15,000		Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	17,749
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,100
80,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/01/2039	116,285
70,000		MetLife, Inc., 6.750%, 06/01/2016	83,253
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	13,950
50,000	[2,3]	New York Life Insurance Co, Sub. Note, Series 144A, 6.750%, 11/15/2039	65,080
85,000	[2,3]	Pacific Life Global Fund, Sr. Secd. Note, Series 144A, 5.150%, 4/15/2013	88,373
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	17,550
85,000		Prudential Financial, Inc, Series MTN, 6.625%, 12/01/2037	99,536
50,000		Prudential Financial, Inc, Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	55,898
		TOTAL	760,718
		Financial Institution - Insurance - P&C – 0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	101,665
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,181
75,000		CNA Financial Corp., 6.500%, 08/15/2016	84,824
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	35,649
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	24,611
100,000	[2,3]	Liberty Mutual Group, Inc, Unsecd. Note, Series 144A, 5.750%, 3/15/2014	107,367
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	83,534
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	56,866
		TOTAL	495,697

Principal Amount or Shares			Value
		Financial Institution - REITs – 0.4%
$40,000		AMB Property LP, Series MTN, 6.300%, 6/01/2013	41,238
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	50,449
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	17,367
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	63,784
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	22,088
20,000		Equity One, Inc., Sr. Unsecd. Note, 6.250%, 12/15/2014	21,539
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	44,650
75,000		Liberty Property LP, 6.625%, 10/01/2017	87,422
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,190
95,000		Simon Property Group LP, 6.125%, 05/30/2018	112,301
35,000		Simon Property Group LP, 6.750%, 05/15/2014	38,466
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	34,473
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,492
		TOTAL	565,459
		Media - Non-Cable – 0.0%
10,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.000%, 07/15/2017	11,437
		Sovereign – 0.2%
40,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.750%, 01/15/2016	41,701
150,000		Province of Saskatchewan Canada, Unsecd. Note, 9.125%, 02/15/2021	222,331
		TOTAL	264,032
		Technology – 0.6%
40,000		BMC Software, Inc., 7.250%, 06/01/2018	48,367
25,000		BMC Software, Inc., Sr. Unsecd. Note, 4.250%, 02/15/2022	25,528
50,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2017	54,574
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	70,028
20,000		Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	20,042
100,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	125,189
90,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	108,723
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.600%, 09/15/2017	20,052
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	20,883
40,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.750%, 06/02/2014	42,704
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	141,409
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	11,530
30,000		Maxim Integrated Products, Inc., Note, 3.450%, 06/14/2013	30,828
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,900
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,459
		TOTAL	767,216
		Transportation - Airlines – 0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	143,567
		Transportation - Railroads – 0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	82,477
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	58,312
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	122,652
		TOTAL	263,441
		Transportation - Services – 0.2%
90,000	[2,3]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	105,406
60,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 3/02/2015	62,334
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	31,980
		TOTAL	199,720

Principal Amount or Shares			Value
		Utility - Electric – 1.0%
$70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	93,140
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	112,978
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	6,348
10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,166
45,000	[2,3]	Electricite De France SA, Note, Series 144A, 5.600%, 01/27/2040	46,392
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	106,939
50,000		FirstEnergy Solutions Corp., Company Guarantee, 4.800%, 02/15/2015	54,101
40,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	45,222
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,819
30,123	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	32,810
25,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 07/01/2012	25,438
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	95,196
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	95,424
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	51,431
20,000		PSEG Power LLC, Company Guarantee, 2.500%, 04/15/2013	20,347
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	87,877
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	63,361
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	11,392
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	41,684
90,000		Union Electric Co., 6.000%, 04/01/2018	107,238
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	94,307
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	92,429
		TOTAL	1,305,039
		Utility - Natural Gas Distributor – 0.1%
40,000		Atmos Energy Corp., 5.125%, 01/15/2013	41,256
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	26,527
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	10,932
30,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/01/2021	31,869
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	65,471
		TOTAL	176,055
		Utility - Natural Gas Pipelines – 0.4%
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	78,136
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	46,180
65,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 01/31/2014	74,383
100,000		Enterprise Products Operating LP, Company Guarantee, 5.900%, 04/15/2013	104,717
80,000		Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	90,789
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 12/15/2013	53,032
40,000		Williams Partners LP, 5.250%, 03/15/2020	45,073
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	31,438
		TOTAL	523,748
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,431,933)	18,070,098
		FOREIGN Government/AgencY – 0.1%
		Sovereign – 0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $77,913)	85,688
		Mortgage-Backed Securities – 0.0%
		Federal National Mortgage Association – 0.0%
2,066		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	2,101
3,643		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	3,840

Principal Amount or Shares			Value
$6,581		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	7,185
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,707)	13,126
		MUNICIPAL SECURITY – 0.1%
		Municipal Services – 0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	87,070
		U.S. Treasury – 4.6%
1,040,580		U.S. Treasury Inflation-Protected Note, Series A-2021, 1.125%, 1/15/2021	1,193,944
858,466		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	948,135
3,850,000		United States Treasury Note, 1.000%, 9/30/2016	3,901,454
150,000	[4]	United States Treasury Note, 4.125%, 5/15/2015	166,750
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,979,307)	6,210,283
		EXCHANGE-TRADED FUNDS – 8.3%
60,000		iShares MSCI Emerging Markets Fund	2,532,000
159,000		iShares MSCI EAFE Index Fund	8,546,250
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $10,314,212)	11,078,250
		MUTUAL FUNDS – 13.8%[5]
43,041		Emerging Markets Fixed Income Core Fund	1,358,715
845,369		Federated Mortgage Core Portfolio	8,648,121
4,101,318	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20%	4,101,318
94,254		Federated Project and Trade Finance Core Fund	920,863
537,154		High Yield Bond Portfolio	3,545,218
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $17,569,628)	18,574,235
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $121,600,081)[7]	133,565,055
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[8]	499,720
		TOTAL NET ASSETS — 100%	$134,064,775

At April 30, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1] United States Treasury Note 5- Year Long Futures	51	$6,313,641	June 2012	$25,965
[1] United States Treasury Note 10-Year Long Futures	55	$7,275,469	June 2012	$105,584
[1] United States Treasury Bond 30-Year Short Futures	15	$2,143,125	June 2012	$(41,634)
[1] United States Treasury Bond Ultra Long Short Futures	15	$2,367,188	June 2012	$(37,629)
[1] United States Treasury Note 2-Year Short Futures	100	$22,054,688	June 2012	$(33,030)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$19,256

The average notional value of long and short futures contracts held by the Fund throughout the period was $9,069,917 and $24,113,905, respectively. This is based on amounts held as of each month-end throughout the period.

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities-Net.”

The average notional value of credit default swap contracts held by the Fund throughout the period was $2,000,000. This is based on amounts held as of each month-end throughout the period.

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $3,221,868, which represented 2.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $3,006,351, which represented 2.2% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/5/2020	3/24/2010	$200,000	$215,517
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-Day net yield.
7	At April 30, 2012, the cost of investments for federal tax purposes was $121,600,620. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $11,964,435. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,690,427 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,725,992.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$77,620,535	$ —	$ —	$77,620,535
International	342,051	—	—	342,051
Debt Securities:
Asset-Backed Securities	—	414,067	—	414,067
Collateralized Mortgage Obligations	—	1,069,652	—	1,069,652
Corporate Bonds	—	18,070,098	—	18,070,098
Foreign Government/Agency	—	85,688	—	85,688
Mortgage-Backed Securities	—	13,126	—	13,126
Municipal Security	—	87,070	—	87,070
U.S. Treasury	—	6,210,283	—	6,210,283
Exchange-Traded Funds	11,078,250	—	—	11,078,250
Mutual Funds	17,653,372	920,863	—	18,574,235
TOTAL SECURITIES	$106,694,208	$26,870,847	$ —	$133,565,055
OTHER FINANCIAL INSTRUMENTS[2]	$19,256	$ —	$ —	$19,256
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

GO	— General Obligation
MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)
REMIC	— Real Estate Mortgage Investment Conduit

Federated MDT Large Cap Growth Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Airline - National – 0.4%
12,026	[1]	United Continental Holdings, Inc.	263,610
		Apparel – 0.7%
3,269		Guess ?, Inc.	95,716
3,276	[1]	Under Armour, Inc., Class A	320,819
		TOTAL	416,535
		Auto Manufacturing – 2.0%
88,017		Ford Motor Co.	992,832
4,859	[1]	TRW Automotive Holdings Corp.	222,105
		TOTAL	1,214,937
		Auto Original Equipment Manufacturers – 3.0%
16,006	[1]	BorgWarner, Inc.	1,265,114
13,255		Delphi Automotive PLC	406,796
1,593	[1]	O'Reilly Automotive, Inc.	167,998
		TOTAL	1,839,908
		Baking – 0.3%
8,232		Flowers Foods, Inc.	176,576
		Biotechnology – 6.1%
9,963	[1]	Alexion Pharmaceuticals, Inc.	899,858
34,156	[1]	Celgene Corp.	2,490,656
2,425	[1]	Regeneron Pharmaceuticals, Inc.	328,005
		TOTAL	3,718,519
		Broadcasting – 1.0%
19,022	[1]	DISH Network Corp., Class A	608,133
		Cable TV – 0.9%
12,932		Cablevision Systems Corp., Class A	191,652
6,139	[1]	Charter Communications, Inc.	371,226
		TOTAL	562,878
		Cellular Communications – 0.3%
11,271	[1]	NII Holdings, Inc.	157,738
		Commodity Chemicals – 0.7%
2,404		PPG Industries, Inc.	252,997
6,401		RPM International, Inc.	170,075
		TOTAL	423,072
		Computer Services – 1.5%
12,742	[1]	Cognizant Technology Solutions Corp.	934,243
		Computers - Low End – 7.1%
4,887		Apple, Inc.	2,855,181
89,255	[1]	Dell, Inc.	1,461,104
		TOTAL	4,316,285
		Construction Machinery – 4.9%
28,271		Caterpillar, Inc.	2,905,411
1,390		Joy Global, Inc.	98,370
		TOTAL	3,003,781
		Cosmetics & Toiletries – 1.9%
13,216	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	1,165,387
1

Shares			Value
		Crude Oil & Gas Production – 4.1%
20,260	[1]	Denbury Resources, Inc.	385,751
19,362		EOG Resources, Inc.	2,126,141
1	[1]	Newfield Exploration Co.	36
		TOTAL	2,511,928
		Defense Aerospace – 1.1%
5,314	[1]	Transdigm Group, Inc.	670,202
		Department Stores – 0.4%
5,136		Kohl's Corp.	257,468
		Discount Department Stores – 5.5%
3,454	[1]	Dollar Tree, Inc.	351,133
50,803		Wal-Mart Stores, Inc.	2,992,805
		TOTAL	3,343,938
		Diversified Leisure – 3.4%
34,140		Las Vegas Sands Corp.	1,894,428
5,924		Royal Caribbean Cruises Ltd.	162,140
		TOTAL	2,056,568
		Drug Store – 1.3%
22,080		Walgreen Co.	774,125
		Education & Training Services – 1.5%
15,639	[1]	Apollo Group, Inc., Class A	550,806
4,007		DeVRY, Inc.	128,825
3,604	[1]	ITT Educational Services, Inc.	237,936
		TOTAL	917,567
		Electric & Electronic Original Equipment Manufacturers – 0.5%
9,341	[1]	General Cable Corp.	274,999
		Ethical Drugs – 1.2%
1,146		Abbott Laboratories	71,121
14,556	[1]	United Therapeutics Corp.	636,825
		TOTAL	707,946
		Financial Services – 4.2%
3,910		Mastercard, Inc.	1,768,376
6,584		Visa, Inc., Class A	809,700
		TOTAL	2,578,076
		Food Wholesaling – 2.1%
44,396		Sysco Corp.	1,283,044
		Grocery Chain – 1.7%
45,324		Kroger Co.	1,054,689
		Health Care Providers & Services – 0.4%
8,639	[1]	HCA, Inc.	232,562
		Health Care Technology – 1.4%
10,666	[1]	Cerner Corp.	864,906
		Integrated International Oil – 0.1%
681		Exxon Mobil Corp.	58,798
		Internet Services – 0.7%
264	[1]	Google, Inc.	159,781
310	[1]	Priceline.com, Inc.	235,854
		TOTAL	395,635
		Internet Software & Services – 2.0%
21,075	[1]	Rackspace Hosting, Inc.	1,224,247
2

Shares			Value
		Medical Technology – 0.9%
967	[1]	Intuitive Surgical, Inc.	559,119
		Miscellaneous Communications – 0.2%
729	[1]	Equinix, Inc.	119,702
		Miscellaneous Food Products – 1.0%
11,103		Corn Products International, Inc.	633,537
		Miscellaneous Machinery – 1.1%
12,004		Nordson Corp.	647,016
		Office Equipment – 0.3%
11,524		Pitney Bowes, Inc.	197,406
		Office Supplies – 0.6%
11,485		Avery Dennison Corp.	367,290
		Offshore Driller – 1.4%
16,531		Oceaneering International, Inc.	853,496
		Oil Well Supply – 1.5%
11,112	[1]	Oil States International, Inc.	884,293
		Other Communications Equipment – 1.3%
18,017		Harris Corp.	820,494
		Paint & Related Materials – 1.1%
5,623		Sherwin-Williams Co.	676,334
		Printing – 0.2%
11,646		Donnelley (R.R.) & Sons Co.	145,691
		Restaurants – 2.4%
2,930	[1]	Chipotle Mexican Grill, Inc.	1,213,460
4,650		Starbucks Corp.	266,817
		TOTAL	1,480,277
		Semiconductor Manufacturing – 0.0%
411	[1]	Silicon Laboratories, Inc.	14,586
		Services to Medical Professionals – 3.3%
18,165	[1]	Henry Schein, Inc.	1,393,982
11,074		Quest Diagnostics, Inc.	638,859
		TOTAL	2,032,841
		Soft Drinks – 5.5%
33,494		Coca-Cola Enterprises, Inc.	1,008,839
26,130		Dr. Pepper Snapple Group, Inc.	1,060,356
19,015		PepsiCo, Inc.	1,254,990
		TOTAL	3,324,185
		Software Packaged/Custom – 8.0%
11,427	[1]	Ariba, Inc.	436,511
35,613		CA, Inc.	940,896
3,672	[1]	F5 Networks, Inc.	491,791
3,548	[1]	Red Hat, Inc.	211,496
76,908	[1]	Symantec Corp.	1,270,520
13,823	[1]	VMware, Inc., Class A	1,544,306
		TOTAL	4,895,520
		Specialty Chemicals – 0.3%
2,907	[1]	Rockwood Holdings, Inc.	160,873
		Specialty Retailing – 2.5%
5,695		Abercrombie & Fitch Co., Class A	285,718
16,428		Expedia, Inc.	700,325
3

Shares			Value
9,238		Nordstrom, Inc.	516,035
		TOTAL	1,502,078
		Stainless Steel Producer – 1.0%
10,586		Carpenter Technology Corp.	589,217
		Telecommunication Equipment & Services – 2.1%
13,357	[1]	Crown Castle International Corp.	756,140
8,029		Qualcomm, Inc.	512,571
		TOTAL	1,268,711
		Toys & Games – 0.7%
12,007		Hasbro, Inc.	441,137
		Truck Manufacturing – 0.6%
10,527	[1]	Navistar International Corp.	357,392
		TOTAL COMMON STOCKS (IDENTIFIED COST $53,857,546)	59,979,495
		MUTUAL FUND – 1.9%
1,139,836	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20% (AT NET ASSET VALUE)	1,139,836
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $54,997,382)[4]	61,119,331
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[5]	(207,400)
		TOTAL NET ASSETS — 100%	$60,911,931
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At April 30, 2012, the cost of investments for federal tax purposes was $54,997,382. The net unrealized appreciation of investments for federal tax purposes was $6,121,949. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,550,754 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,428,805.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

4

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

5

Federated MDT Small Cap Core Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 98.6%
		Accident & Health Insurance – 0.1%
632	[1]	Triple-S Management Corp., Class B	13,310
		Airline - National – 1.6%
10,019	[1]	Jet Blue Airways Corp.	47,590
9,642	[1]	US Airways Group, Inc.	98,927
		TOTAL	146,517
		Airline - Regional – 1.6%
3,948	[1]	Alaska Air Group, Inc.	133,443
2,380	[1]	Republic Airways Holdings, Inc.	12,114
		TOTAL	145,557
		Apparel – 0.4%
2,478	[1]	Iconix Brand Group, Inc.	38,012
		Auto Original Equipment Manufacturers – 1.9%
7,586		Dana Holding Corp.	110,907
2,246	[1]	Modine Manufacturing Co.	17,743
1,714	[1]	Tenneco Automotive, Inc.	52,843
		TOTAL	181,493
		Auto Rentals – 1.1%
1,062	[1]	AMERCO	106,667
		Biotechnology – 0.7%
2,882		PDL BioPharma, Inc.	18,128
1,137	[1]	Questcor Pharmaceuticals, Inc.	51,051
		TOTAL	69,179
		Broadcasting – 0.4%
1,253	[1]	Fisher Communications, Inc.	41,086
		Building Materials – 0.4%
953		Universal Forest Products, Inc.	35,642
		Carpets – 0.6%
4,860	[1]	Culp, Inc.	55,647
		Cement – 0.4%
1,039		Eagle Materials, Inc.	36,594
		Cogeneration – 0.3%
4,944	[1]	GT Advanced Technologies, Inc.	32,185
		Commercial Services – 0.3%
1,063	[1]	GeoEye, Inc.	24,364
		Commodity Chemicals – 0.9%
1,326		Innospec, Inc.	40,085
180		Newmarket Corp.	40,180
		TOTAL	80,265
		Computer Networking – 1.3%
1,097		Black Box Corp.	24,803
8,425	[1]	Cray, Inc.	93,939
		TOTAL	118,742
		Computer Peripherals – 0.5%
5,813	[1]	Emulex Corp.	50,457
		Computer Services – 4.4%
2,210	[1]	CACI International, Inc., Class A	135,097
1

Shares			Value
239	[1]	Manhattan Associates, Inc.	11,986
2,806	[1]	Synnex Corp.	106,881
2,162	[1]	Unisys Corp.	40,343
7,735		Xyratex Ltd.	112,312
		TOTAL	406,619
		Computer Stores – 1.6%
5,305	[1]	Insight Enterprises, Inc.	107,745
4,605	[1]	PC Connections, Inc.	36,932
		TOTAL	144,677
		Construction Machinery – 1.5%
1,198		NACCO Industries, Inc., Class A	135,937
		Contracting – 0.8%
3,215	[1]	Baker Michael Corp.	72,434
		Cosmetics & Toiletries – 0.2%
1,213	[1]	Revlon, Inc.	20,718
		Crude Oil & Gas Production – 2.9%
3,598	[1]	Energy XXI (Bermuda) Ltd.	135,573
796	[1]	Rosetta Resources, Inc.	40,015
3,267	[1]	Stone Energy Corp.	91,639
		TOTAL	267,227
		Defense Aerospace – 0.0%
71		Triumph Group, Inc.	4,460
		Defense Electronics – 1.0%
5,403		Miller Industries, Inc.	88,609
		Department Stores – 0.1%
148		Dillards, Inc., Class A	9,555
		Diversified Leisure – 2.9%
2,036	[1]	Coinstar, Inc.	127,840
4,199	[1]	Multimedia Games Holding Company, Inc.	47,701
8,705	[1]	Pinnacle Entertainment, Inc.	96,626
		TOTAL	272,167
		Drug Store – 0.2%
13,832	[1]	Rite Aid Corp.	20,056
		Education & Training Services – 1.1%
2,879	[1]	Bridgepoint Education, Inc.	62,071
668	[1]	Capella Education Co.	21,851
5,768	[1]	Corinthian Colleges, Inc.	22,149
		TOTAL	106,071
		Electric & Electronic Original Equipment Manufacturers – 0.2%
880	[1]	Generac Holdings, Inc.	21,190
		Electrical Equipment – 2.2%
1,355		Encore Wire Corp.	34,539
4,007	[1]	EnerSys, Inc.	140,045
554		Robbins & Myers, Inc.	26,985
		TOTAL	201,569
		Electronic Test/Measuring Equipment – 0.4%
1,566	[1]	Multi-Fineline Electronix, Inc.	41,483
		Electronics Stores – 0.0%
153	[1]	Rex Stores Corp.	4,244
2

Shares			Value
		Financial Services – 5.0%
4,507		Deluxe Corp.	107,312
1,350	[1]	Encore Capital Group, Inc.	31,995
1,311		German American Bancorp	24,961
2,259	[1]	Global Cash Access LLC	19,089
4,250		MainSource Financial Group, Inc.	49,682
5,432		Nelnet, Inc., Class A	140,254
4,638	[1]	PHH Corp.	71,889
341	[1]	Portfolio Recovery Associates, Inc.	23,468
		TOTAL	468,650
		Food Wholesaling – 0.3%
658		Nash Finch Co.	16,516
2,194	[1]	Omega Protein Corp.	15,709
		TOTAL	32,225
		Gas Distributor – 0.3%
759		Southwest Gas Corp.	31,893
		Generic Drugs – 1.4%
2,847	[1]	Hi-Tech Pharmacal Co., Inc.	92,784
1,714	[1]	Impax Laboratories, Inc.	42,216
		TOTAL	135,000
		Greeting Cards – 0.6%
3,420		American Greetings Corp., Class A	54,720
		Home Building – 0.3%
1,124		M.D.C. Holdings, Inc.	31,596
		Home Health Care – 0.6%
3,187	[1]	Gentiva Health Services, Inc.	26,389
4,014	[1]	Sun Healthcare Group, Inc.	29,021
		TOTAL	55,410
		Hospitals – 0.4%
3,833	[1]	Select Medical Holdings Corp.	32,849
		Hotels and Motels – 1.8%
5,829		Ameristar Casinos, Inc.	104,806
1,221		Six Flags Entertainment Corp.	58,498
		TOTAL	163,304
		Household Appliances – 0.4%
3,165	[1]	hhgregg, Inc.	33,106
		Industrial Machinery – 0.4%
1,801		Twin Disc, Inc.	39,496
		Insurance Brokerage – 0.3%
654		AmTrust Financial Services, Inc.	17,815
2,486		Crawford & Co., Class B	11,858
		TOTAL	29,673
		Internet Services – 0.9%
1,474		j2 Global, Inc.	38,073
3,698	[1]	Overstock.com, Inc.	22,299
4,171		United Online, Inc.	19,771
		TOTAL	80,143
		Life Insurance – 1.6%
5,333		American Equity Investment Life Holding Co.	65,382
1,521		Primerica, Inc.	39,896
3,510		Symetra Financial Corp.	42,682
		TOTAL	147,960
3

Shares			Value
		Machine Tools – 0.3%
1,212	[1]	Hurco Co., Inc.	31,912
		Medical Supplies – 0.7%
941	[1]	Align Technology, Inc.	29,839
2,451		Invacare Corp.	38,848
		TOTAL	68,687
		Metal Fabrication – 0.7%
3,859		Worthington Industries, Inc.	68,845
		Miscellaneous Components – 0.4%
7,126	[1]	Amkor Technology, Inc.	36,841
		Miscellaneous Food Products – 1.4%
2,588		The Anderson's, Inc.	130,435
		Money Center Bank – 0.4%
1,716		MidWestOne Financial Group, Inc.	35,864
		Motion Pictures – 0.7%
2,831	[1]	Carmike Cinemas, Inc.	37,737
1,147		Cinemark Holdings, Inc.	26,335
		TOTAL	64,072
		Multi-Industry Capital Goods – 1.5%
3,148	[1]	DXP Enterprises, Inc.	136,529
		Multi-Line Insurance – 2.2%
1,804		Alterra Capital Holdings Ltd.	43,170
14,710	[1]	CNO Financial Group, Inc.	106,941
1,956		FBL Financial Group, Inc., Class A	56,959
		TOTAL	207,070
		Natural Gas Production – 0.9%
9,213	[1]	VAALCO Energy, Inc.	83,562
		Newspaper Publishing – 0.3%
3,978	[1]	New York Times Co., Class A	25,101
		Office Supplies – 0.5%
1,512		United Stationers, Inc.	42,880
		Offshore Driller – 0.6%
689		Bristow Group, Inc.	33,658
3,142	[1]	Newpark Resources, Inc.	19,983
		TOTAL	53,641
		Oil Refiner – 1.0%
4,875		Western Refining, Inc.	92,869
		Oil Service, Explore & Drill – 2.0%
2,717	[1]	C&J Energy Services, Inc.	51,215
5,578	[1]	Helix Energy Solutions Group, Inc.	113,847
3,945	[1]	Parker Drilling Co.	20,396
		TOTAL	185,458
		Oil Well Supply – 0.5%
1,638	[1]	Park-Ohio Holdings Corp.	35,364
916		RPC, Inc.	9,472
		TOTAL	44,836
		Other Tobacco Products – 2.1%
828		Schweitzer-Mauduit International, Inc.	56,155
3,096		Universal Corp.	141,890
		TOTAL	198,045
4

Shares			Value
		Packaged Foods – 0.6%
2,606	[1]	Chiquita Brands International	22,151
4,242	[1]	Dole Food Co., Inc.	35,972
		TOTAL	58,123
		Paint & Related Materials – 0.1%
2,288	[1]	Ferro Corp.	11,875
		Paper Products – 2.4%
1,400		Buckeye Technologies, Inc.	45,374
1,376	[1]	Clearwater Paper Corp.	45,367
1,044	[1]	Kadant, Inc.	27,008
3,767		Neenah Paper, Inc.	107,585
		TOTAL	225,334
		Personal Loans – 1.6%
2,646		Cash America International, Inc.	123,700
374	[1]	World Acceptance Corp.	24,875
		TOTAL	148,575
		Personnel Agency – 0.7%
111		CDI Corp.	1,969
4,671		Kelly Services, Inc., Class A	65,347
		TOTAL	67,316
		Plastic – 0.7%
2,475		Schulman (A.), Inc.	60,910
		Printed Circuit Boards – 0.7%
2,541	[1]	Sanmina-SCI Corp.	22,615
3,772	[1]	TTM Technologies	38,965
		TOTAL	61,580
		Printing – 1.3%
740	[1]	Consolidated Graphics, Inc.	29,593
1,114		Quad Graphics, Inc.	14,972
3,716	[1]	Valassis Communications, Inc.	74,320
		TOTAL	118,885
		Property Liability Insurance – 1.7%
4,435		Meadowbrook Insurance Group, Inc.	39,161
736		Platinum Underwriters Holdings Ltd.	26,952
1,000		ProAssurance Corp.	88,090
		TOTAL	154,203
		Psychiatric Centers – 0.4%
813	[1]	Magellan Health Services, Inc.	36,000
		Recreational Goods – 0.7%
8,181	[1]	Smith & Wesson Holding Corp.	67,493
		Recreational Vehicles – 1.1%
2,231	[1]	Arctic Cat, Inc.	98,699
		Regional Banks – 5.8%
2,441		Bank of the Ozarks, Inc.	75,427
4,347		CenterState Banks of Florida	34,950
4,077		Enterprise Financial Services Corp.	49,291
1,868		Financial Institutions, Inc.	31,607
3,590	[1]	First California Financial Group, Inc.	19,601
3,179		First Merchants Corp.	39,197
1,035		Heartland Financial USA, Inc.	19,168
9,764		Oriental Financial Group	115,410
2,269		Peoples Bancorp, Inc.	41,727
5

Shares			Value
1,496		Republic Bancorp, Inc.	35,201
2,012		Southside Bancshares, Inc.	41,041
6,545	[1]	Wilshire Bancorp, Inc.	35,081
		TOTAL	537,701
		Restaurant – 0.3%
4,059	[1]	Ruth's Chris Steak House, Inc.	28,088
		Rubber – 0.7%
4,488		Cooper Tire & Rubber Co.	67,096
		Savings & Loan – 2.0%
4,916		Banner Corp.	107,906
8,767		Provident New York Bancorp	73,994
		TOTAL	181,900
		Semiconductor Distribution – 0.3%
3,543	[1]	Ultra Clean Holdings, Inc.	24,270
		Semiconductor Manufacturing – 1.3%
1,034	[1]	Cirrus Logic, Inc.	28,311
3,779	[1]	Omnivision Technologies, Inc.	69,609
2,032	[1]	Spansion, Inc.	24,506
		TOTAL	122,426
		Semiconductor Manufacturing Equipment – 1.1%
3,649	[1]	Kulicke & Soffa Industries	47,802
3,516	[1]	Mentor Graphics Corp.	50,806
		TOTAL	98,608
		Silver Production – 0.5%
2,133	[1]	Coeur d'Alene Mines Corp.	45,966
		Software Packaged/Custom – 1.4%
2,199	[1]	CSG Systems International, Inc.	31,666
2,107	[1]	Guidance Software, Inc.	19,995
2,641		ManTech International Corp., Class A	82,980
		TOTAL	134,641
		Specialty Chemicals – 4.0%
786		Chemed Corp.	47,427
7,889	[1]	Chemtura Corp.	134,271
1,398		Koppers Holdings, Inc.	54,354
1,423	[1]	Kraton Performance Polymers, Inc.	36,998
1,416	[1]	LSB Industries, Inc.	48,031
1,256	[1]	TPC Group, Inc.	52,727
		TOTAL	373,808
		Specialty Machinery – 0.7%
1,351		Cascade Corp.	63,592
		Specialty Retailing – 2.6%
543	[1]	Asbury Automotive Group, Inc.	15,160
2,225	[1]	Conn's, Inc.	36,379
807		GNC Acquisition Holdings, Inc.	31,521
781	[1]	Hibbett Sports, Inc.	46,641
2,481		Hot Topic, Inc.	24,314
2,150		Natures Sunshine Products, Inc.	33,282
3,452		Sonic Automotive, Inc.	58,063
		TOTAL	245,360
		Telecommunication Equipment & Services – 0.9%
775	[1]	Anixter International, Inc.	53,150
6

Shares			Value
822	[1]	Ubiquiti Networks, Inc.	27,142
		TOTAL	80,292
		Telephone Utility – 0.5%
691		Atlantic Telephone Network, Inc.	23,536
11,781	[1]	Vonage Holdings Corp.	24,033
		TOTAL	47,569
		Toys & Games – 0.7%
7,127	[1]	Leapfrog Enterprises, Inc.	66,566
		Trucking – 0.7%
1,379	[1]	Old Dominion Freight Lines, Inc.	61,324
		Undesignated Consumer Staples – 0.6%
1,287	[1]	USANA, Inc.	53,668
		TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $8,724,895)[2]	9,177,273
		OTHER ASSETS AND LIABILITIES - NET — 1.4%[3]	134,867
		TOTAL NET ASSETS — 100%	$9,312,140
1	Non-income producing security.
2	At April 30, 2012, the cost of investments for federal tax purposes was $8,724,895. The net unrealized appreciation of investments for federal tax purposes was $452,378. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $957,358 and net unrealized depreciation from investments for those securities having an excess of cost over value of $504,980.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

7

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

8

Federated MDT Small Cap Growth Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 98.1%
		Apparel – 7.8%
34,693	[1]	Ann, Inc.	960,649
16,558	[1]	Carter's, Inc.	899,099
9,405		Columbia Sportswear Co.	442,975
23,053	[1]	Express, Inc.	544,512
5,307	[1]	Maidenform Brands, Inc.	121,159
4,132		Oxford Industries, Inc.	198,295
8,566	[1]	True Religion Apparel, Inc.	232,653
22,559	[1]	Warnaco Group, Inc.	1,194,725
3,517	[1]	Zumiez, Inc.	128,933
		TOTAL	4,723,000
		Auto Dealership – 0.6%
6,148		Group 1 Automotive, Inc.	355,846
		Auto Original Equipment Manufacturers – 2.6%
44,641		Dana Holding Corp.	652,651
13,665	[1]	Meritor, Inc.	88,959
26,173	[1]	Tenneco Automotive, Inc.	806,914
		TOTAL	1,548,524
		Auto Rentals – 2.3%
527	[1]	AMERCO	52,932
12,779	[1]	Avis Budget Group, Inc.	168,171
14,216	[1]	Dollar Thrifty Automotive Group	1,149,506
		TOTAL	1,370,609
		Biotechnology – 1.5%
12,364	[1]	Medicines Co.	273,121
14,587	[1]	Questcor Pharmaceuticals, Inc.	654,956
		TOTAL	928,077
		Building Materials – 1.4%
11,489		Watsco, Inc.	826,634
		Carpets – 0.2%
7,821		Interface, Inc.	110,745
		Cement – 0.3%
5,730		Eagle Materials, Inc.	201,811
		Clothing Stores – 2.9%
26,887	[1]	Aeropostale, Inc.	596,354
5,259		Buckle, Inc.	242,860
5,235		Cato Corp., Class A	145,690
11,022	[1]	Jos A. Bank Clothiers, Inc.	524,096
8,262	[1]	Rue21, Inc.	250,752
		TOTAL	1,759,752
		Cogeneration – 0.4%
34,401	[1]	GT Advanced Technologies, Inc.	223,951
		Commodity Chemicals – 0.3%
857		Newmarket Corp.	191,300
		Computer Networking – 0.3%
8,790	[1]	NetScout Systems, Inc.	181,865
1

Shares			Value
		Computer Peripherals – 0.2%
10,234	[1]	Silicon Graphics, Inc.	96,609
		Computer Services – 2.2%
12,755		Fair Isaac & Co., Inc.	547,189
9,899	[1]	Manhattan Associates, Inc.	496,435
14,941	[1]	Unisys Corp.	278,799
		TOTAL	1,322,423
		Computer Stores – 0.2%
6,322	[1]	Insight Enterprises, Inc.	128,400
		Construction Machinery – 0.6%
2,952		NACCO Industries, Inc., Class A	334,963
		Consumer Goods – 0.8%
13,022		Pool Corp.	480,642
		Consumer Services – 0.3%
8,819		Hillenbrand, Inc.	184,670
		Cosmetics & Toiletries – 2.4%
5,381	[1]	Elizabeth Arden, Inc.	209,751
16,427	[1]	Revlon, Inc.	280,573
36,734	[1]	Sally Beauty Holdings, Inc.	977,125
		TOTAL	1,467,449
		Crude Oil & Gas Production – 2.5%
3,916		Berry Petroleum Co., Class A	178,374
11,319		Energy XXI (Bermuda) Ltd.	426,500
18,044	[1]	Stone Energy Corp.	506,134
19,484		W&T Offshore, Inc.	385,199
		TOTAL	1,496,207
		Defense Aerospace – 0.7%
5,138	[1]	Hexcel Corp.	140,678
5,600		Kaman Corp., Class A	192,528
7,896	[1]	Orbital Sciences Corp.	99,174
		TOTAL	432,380
		Department Stores – 0.5%
27,056	[1]	Saks, Inc.	296,534
		Diversified Leisure – 1.8%
16,879	[1]	Coinstar, Inc.	1,059,832
		Education & Training Services – 1.9%
10,886	[1]	Bridgepoint Education, Inc.	234,702
5,528	[1]	Capella Education Co.	180,821
7,507	[1]	Grand Canyon Education, Inc.	130,547
6,214		Strayer Education, Inc.	613,197
		TOTAL	1,159,267
		Electric & Electronic Original Equipment Manufacturers – 0.1%
3,478	[1]	Generac Holdings, Inc.	83,750
		Electrical Equipment – 1.1%
14,770		Belden, Inc.	513,701
6,330	[1]	Rofin-Sinar Technologies, Inc.	159,516
		TOTAL	673,217
		Electronic Instruments – 0.2%
4,989	[1]	iRobot Corp.	117,790
		Electronic Test/Measuring Equipment – 0.5%
6,434		MTS Systems Corp.	308,639
2

Shares			Value
		Financial Services – 0.6%
12,068		Deluxe Corp.	287,339
3,993	[1]	Encore Capital Group, Inc.	94,634
		TOTAL	381,973
		Furniture – 0.5%
9,990	[1]	Select Comfort Corp.	288,511
		Generic Drugs – 2.1%
5,604	[1]	Impax Laboratories, Inc.	138,027
28,984		Medicis Pharmaceutical Corp., Class A	1,115,014
		TOTAL	1,253,041
		Grocery Chain – 2.3%
13,050		Casey's General Stores, Inc.	735,368
17,427		Harris Teeter Supermarkets, Inc.	661,703
		TOTAL	1,397,071
		Home Health Care – 0.9%
8,483	[1]	Wellcare Health Plans, Inc.	518,990
		Home Products – 2.5%
10,762	[1]	Spectrum Brands Holdings, Inc.	371,397
18,249		Tupperware Brands Corp.	1,136,730
		TOTAL	1,508,127
		Hotels and Motels – 0.5%
5,848		Ameristar Casinos, Inc.	105,147
4,640		Six Flags Entertainment Corp.	222,302
		TOTAL	327,449
		Household Appliances – 0.2%
1,080	[1]	Middleby Corp.	109,588
		Industrial Machinery – 0.6%
6,785		Actuant Corp.	185,027
4,145		Tennant Co.	183,623
		TOTAL	368,650
		Internet Services – 0.9%
15,113	[1]	Ancestry.com, Inc.	403,517
6,561	[1]	Travelzoo, Inc.	170,324
		TOTAL	573,841
		Machined Parts Original Equipment Manufacturers – 1.0%
15,278		Applied Industrial Technologies, Inc.	600,425
		Mail Order – 1.6%
20,670		HSN, Inc.	799,929
3,708	[1]	Liquidity Services, Inc.	197,748
		TOTAL	997,677
		Maritime – 0.8%
12,798		Golar LNG Ltd.	473,270
		Medical Supplies – 2.7%
6,445	[1]	Align Technology, Inc.	204,371
2,960	[1]	Orthofix International NV	122,011
24,300		Owens & Minor, Inc.	710,532
19,577		Steris Corp.	614,914
		TOTAL	1,651,828
		Medical Technology – 0.9%
6,876	[1]	Arthrocare Corp.	171,625
7,941	[1]	Integra Lifesciences Corp.	295,644
3

Shares			Value
5,351	[1]	MedAssets, Inc.	67,476
		TOTAL	534,745
		Metal Fabrication – 1.5%
12,002		Barnes Group, Inc.	316,853
33,538		Worthington Industries, Inc.	598,318
		TOTAL	915,171
		Miscellaneous Communications – 0.2%
17,232	[1]	Leap Wireless International, Inc.	96,672
		Miscellaneous Components – 0.4%
12,410	[1]	TriMas Corp.	273,144
		Miscellaneous Metals – 0.7%
6,707		AMCOL International Corp.	221,063
1,298	[1]	Materion Corp.	32,073
6,365		Matthews International Corp., Class A	190,950
		TOTAL	444,086
		Motion Pictures – 0.4%
9,866		Cinemark Holdings, Inc.	226,523
		Multi-Industry Capital Goods – 1.8%
19,314		Acuity Brands, Inc.	1,073,279
		Multi-Industry Transportation – 0.7%
15,589		Brinks Co. (The)	395,961
		Office Furniture – 1.4%
11,040		HNI Corp.	266,285
23,535		Knoll, Inc.	348,083
11,835		Miller Herman, Inc.	231,137
		TOTAL	845,505
		Office Supplies – 0.5%
11,631		United Stationers, Inc.	329,855
		Oil Refiner – 0.9%
28,650		Western Refining, Inc.	545,782
		Oil Service, Explore & Drill – 0.4%
12,820	[1]	C&J Energy Services, Inc.	241,657
		Other Communications Equipment – 0.3%
4,702	[1]	Netgear, Inc.	181,027
		Packaged Foods – 1.3%
16,579	[1]	United Natural Foods, Inc.	817,179
		Paint & Related Materials – 0.1%
7,299	[1]	Ferro Corp.	37,882
		Personal & Household – 1.8%
20,100		Nu Skin Enterprises, Inc., Class A	1,071,330
		Personal Loans – 0.8%
17,572	[1]	Ezcorp, Inc., Class A	470,754
		Personnel Agency – 0.2%
6,592	[1]	TrueBlue, Inc.	113,778
		Plastic – 0.3%
14,309		Polyone Corp.	198,323
		Printing – 0.8%
3,401	[1]	Consolidated Graphics, Inc.	136,006
18,280	[1]	Valassis Communications, Inc.	365,600
		TOTAL	501,606
4

Shares			Value
		Recreational Goods – 0.7%
6,918		Sturm Ruger & Co., Inc.	394,810
		Recreational Vehicles – 1.1%
24,782		Brunswick Corp.	651,519
		Restaurants – 2.1%
5,605		CEC Entertainment, Inc.	214,223
8,876		Cracker Barrel Old Country Store, Inc.	510,547
7,459	[1]	DineEquity, Inc.	362,358
4,316	[1]	Red Robin Gourmet Burgers	153,909
		TOTAL	1,241,037
		Roofing & Wallboard – 0.5%
6,847	[1]	Beacon Roofing Supply, Inc.	182,746
7,380	[1]	USG Corp.	133,209
		TOTAL	315,955
		Rubber – 0.3%
14,191		Cooper Tire & Rubber Co.	212,155
		Semiconductor Manufacturing – 1.0%
10,023	[1]	Cirrus Logic, Inc.	274,430
13,070	[1]	Omnivision Technologies, Inc.	240,749
13,710	[1]	Triquint Semiconductor, Inc.	66,905
		TOTAL	582,084
		Semiconductor Manufacturing Equipment – 1.6%
18,799		Brooks Automation, Inc.	221,076
8,517	[1]	Mentor Graphics Corp.	123,071
21,199	[1]	Veeco Instruments, Inc.	639,998
		TOTAL	984,145
		Services to Medical Professionals – 2.8%
15,310	[1]	Centene Corp.	606,123
17,033	[1]	Molina Healthcare, Inc.	436,896
19,379	[1]	PSS World Medical, Inc.	463,740
8,480	[1]	Team Health Holdings, Inc.	182,659
		TOTAL	1,689,418
		Shoes – 2.6%
42,221	[1]	CROCs, Inc.	852,864
17,026		Wolverine World Wide, Inc.	714,241
		TOTAL	1,567,105
		Software Packaged/Custom – 3.9%
6,396	[1]	Acxiom Corp.	87,817
4,479	[1]	MicroStrategy, Inc., Class A	626,074
29,358	[1]	Parametric Technology Corp.	633,546
18,630	[1]	Progress Software Corp.	431,098
6,597	[1]	Verint Systems, Inc.	199,493
18,482	[1]	Websense, Inc.	383,317
		TOTAL	2,361,345
		Specialty Chemicals – 4.3%
4,033		Chemed Corp.	243,351
15,934	[1]	Chemtura Corp.	271,197
9,625	[1]	Kraton Performance Polymers, Inc.	250,250
13,220	[1]	LSB Industries, Inc.	448,423
1,638		Quaker Chemical Corp.	71,089
22,339	[1]	Rockwood Holdings, Inc.	1,236,240
5

Shares			Value
1,883	[1]	TPC Group, Inc.	79,048
		TOTAL	2,599,598
		Specialty Retailing – 5.1%
2,114		Aaron's, Inc.	57,437
61,584	[1]	Ascena Retail Group, Inc.	1,261,240
1,364	[1]	Dorman Products, Inc.	65,172
2,592		Finish Line, Inc., Class A	57,698
13,960		GNC Acquisition Holdings, Inc.	545,278
4,343	[1]	Hibbett Sports, Inc.	259,364
3,445	[1]	Kirkland's, Inc.	50,435
5,851	[1]	Lumber Liquidators, Inc.	169,270
22,119		Penske Automotive Group, Inc.	584,826
90		Tractor Supply Co.	8,857
		TOTAL	3,059,577
		Surveillance - Detection – 0.5%
6,593		Mine Safety Appliances Co.	279,939
		Telecommunication Equipment & Services – 1.9%
16,231	[1]	Anixter International, Inc.	1,113,122
8,553	[1]	Brightpoint, Inc.	52,344
		TOTAL	1,165,466
		Trucking – 0.5%
7,078	[1]	Old Dominion Freight Lines, Inc.	314,759
		TOTAL COMMON STOCKS (IDENTIFIED COST $52,038,195)	59,248,498
		MUTUAL FUND – 1.8%
1,074,956	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20% (AT NET ASSET VALUE)	1,074,956
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $53,113,151)[4]	60,323,454
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[5]	49,438
		TOTAL NET ASSETS — 100%	$60,372,892
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At April 30, 2012, the cost of investments for federal tax purposes was $53,113,151. The net unrealized appreciation of investments for federal tax purposes was $7,210,303. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,846,949 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,636,646.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's
6

  financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

7

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 19, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date June 19, 2012